Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Receivables [Abstract]
Prepayments		€ 45	€ 585
Trade receivables	[1]	2,958	1,473
VAT recoverable		13	1,387
Grant receivable			803
Other receivables		48	671
Prepayments and other receivables		€ 3,064	€ 4,919

[1]	Trade receivables balance includes customer receivable amounts for QIND/Al Shola. Amounts are recorded at the invoice amount less an allowance for credit losses. The allowance is an estimate based on historical collection experience, current and future economic and market conditions, and a review of the current status of each customer’s trade accounts receivable. Management evaluates the aging of the accounts receivable balances and the financial condition of its customers and all other forward-looking information that is reasonably available to estimate the amount of accounts receivable that may not be collected in the future and before recording the appropriate provision.